Equity	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
Equity

Note 8 – Equity

A.	IPO

On February 4, 2022, the Company issued and sold in connection with the closing of the IPO (i) 3,690,477 units, each consisting of one Ordinary Share and one warrant to purchase one Ordinary Share, and (ii) 10,000 pre-funded units, each consisting of one pre-funded warrant to purchase one Ordinary Share and one warrant. In addition, the Company also issued and sold 65,247 Ordinary Shares, 478,324 pre-funded warrants and 543,571 warrants pursuant to the partial exercise of the over-allotment option and issued 488,324 Ordinary Shares pursuant to the exercise of the 488,324 pre-funded warrants issued in the IPO. The warrants were exercisable immediately upon issuance at an exercise price of $5.25 and expire on February 4, 2027. In connection with the IPO, the Company received gross proceeds of approximately $17.8 million before deducting underwriting discounts and commissions and before offering expenses ($15.1 million net proceeds after deducting approximately $1.35 million of underwriting discounts and commissions and approximately $1.35 million of other offering costs). The Ordinary Shares and warrants were approved for listing on the Nasdaq and commenced trading under the symbol “MTEK” and “MTEKW,” respectively, on February 2, 2022.

Certain actions were completed in connection with the closing of the IPO, including:

1)	The 489,812 Preferred Shares issued and outstanding were automatically converted into 489,812 Ordinary Shares.

2)	The Company’s warrants to purchase up to an aggregate of 489,812 Ordinary Shares are exercisable until March 24, 2026, at an exercise price of $6.1248 per Ordinary Share.

3)	The Company issued 185,023 warrants to the underwriters for the IPO to purchase up to 185,023 Ordinary Shares at an exercise price of $5.25. The warrants expire five years from the day of issuance and are exercisable beginning August 1, 2022. The fair value of the warrants issued to the underwriters of $199,125 was recorded as an issuance cost.

4)	The Company issued to two of its advisors warrants to purchase up to 180,409 Ordinary Shares, exercisable until April 21, 2026, at an exercise price of $0.0004 per Ordinary Share and warrants to purchase up to 400,472 Ordinary Shares at an exercise price of $4.20 per Ordinary Share. The warrants are exercisable for a period of five years from the date of issuance. The fair value of the warrants of $695,685 was recorded as an issuance cost. In connection with the agreement between the parties, the Company recognized during 2021 a provision of $75,000 which was classified into shareholders’ equity upon the IPO.

5)	The Company issued to its legal advisor for the IPO warrants to purchase up to 145,506 Ordinary Shares, exercisable until February 4, 2027, at an exercise price of $4.20 per Ordinary Share. The fair value of the warrants of $183,338 was recorded as an issuance cost.

6)	The Company filed with the Israeli Companies Registrar an amendment to its Articles of Association to increase the authorized registered share capital of the Company to 98,750,000 Ordinary Shares and 1,250,000 Preferred Shares effective immediately. The Preferred Shares converted into Ordinary Shares. Following such conversion, the authorized registered share capital of the Company was automatically increased to 100,000,000 Ordinary Shares.

B.	Private Placement

On March 24, 2021, the Company entered into a share purchase agreement (the “March 2021 SPA”), pursuant to which the Company issued an aggregate of 489,812 Preferred Shares to the March 2021 Investors for aggregate gross proceeds of $1.5 million. The Preferred Shares have rights identical to those attached to the Ordinary Shares, except that the Preferred Shares have customary anti-dilution protection for a period of eighteen months from March 24, 2021 in the event of certain issuances of Ordinary Shares, and were automatically convertible into Ordinary Shares in case that an initial public offering is consummated. Following the closing of the IPO, all Preferred Shares were automatically converted into 489,812 Ordinary Shares. Pursuant to the March 2021 SPA, the Company had the right, until December 24, 2021, to require the March 2021 Investors to purchase up to an additional $0.5 million of Preferred Shares on the same terms as the March 2021 SPA. The Company made a decision not to raise any additional amount.

Each of the March 2021 Investors also received one warrant to purchase one Ordinary Share for each Preferred Share issued to such investor. Such warrants are exercisable pursuant to the following terms: (i) if an initial public offering of the Ordinary Shares is consummated by the Company during a period of fifteen months from the issuance date of the warrant, the warrants will be exercisable until March 24, 2026, at an exercise price of $6.1248 per Ordinary Share; or (ii) if no initial public offering of the Ordinary Shares is consummated by the Company during such fifteen month period, the warrants will be exercisable until September 24, 2023, at an exercise price of $7.9888 per Ordinary Share.

The Preferred Shares qualify to be recognized within permanent equity. Therefore, the consideration in the amount of $274,294 was allocated to the warrants, and the rest of the consideration was allocated to the Preferred Shares within equity.

Issuance cost were allocated to profit or loss and equity based on the proportion of the allocated consideration described above.